Employee Benefit Plans	9 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 9 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

The following are the components of net periodic pension expense (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Service cost	$0.1	$0.2	$0.5	$0.6
Interest cost	3.3	2.9	9.8	8.8
Expected return on plan assets	(3.8)	(4.0)	(11.3)	(12.0)
Amortization of prior service costs and unrecognized loss	—	0.9	—	2.8
Curtailment and settlement gains recognized	—	—	—	(0.3)

	$(0.4)	$—	$(1.0)	$(0.1)

Other Post-retirement Benefits

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Service cost	$0.1	$0.1	$0.3	$0.4
Interest cost	0.2	0.1	0.5	0.4
Amortization of prior service costs and unrecognized loss	—	0.1	0.1	0.2

	$0.3	$0.3	$0.9	$1.0